Condensed Financial Information of the Parent Company	12 Months Ended
Jun. 30, 2025
Condensed Financial Information of the Parent Company [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
25.	CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Regulation S-X requires the condensed financial information of a registrant shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. For purposes of the above test, restricted net assets of consolidated-subsidiaries shall mean the amount of the registrant’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party. The condensed parent company financial statements have been prepared in accordance with Rule 12-04. Schedule of Regulation S-X as the restricted net assets of the Company’s PRC subsidiary exceed 25% of the consolidated net assets of the Company.

The Company performed a test on the restricted net assets of consolidated subsidiary in accordance with U.S. Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial statements for the parent company.

The condensed financial information of the parent company, Scage Future, has been prepared using the same accounting policies as set out in Company’s consolidated financial statements except that the parent company has used the equity method to account for its investment in its subsidiaries. The Company’s investment in subsidiaries is stated at cost plus equity in undistributed earnings of subsidiaries.

The Company’s share of income and losses from its subsidiaries is reported as share of income or loss from subsidiaries in the accompanying condensed financial information of parent company.

The Company is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands. The Company is not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the Cayman Islands.

Unaudited condensed balance sheets

	As of June 30,
	2025	2024
Assets
Current assets
Cash	$365	$2,665
Prepaid expenses and other current assets	-	42,700
Amounts due from related parties	15,222	229,157
Total current assets	15,587	274,522

Non-current assets
Deferred offering costs	-	50,320
Investment in subsidiaries	163,670	-
Total non-current assets	163,670	50,320
Total assets	$179,257	$324,842

Liabilities
Current liabilities
Accrued expenses and other payables	$790,617	$5,000
Accounts payable	4,930	-
Total current liabilities	795,547	5,000

Non-current liabilities
Investment deficit in subsidiaries	-	2,253,434
Total non-current liabilities	-	2,253,434
Total liabilities	795,547	2,258,434

Mezzanine equity (Aggregate liquidation preference of nil and $16,622,139 as of June 30, 2025 and 2024, respectively)
Series Angel convertible redeemable preferred shares (par value $0.0001 per share, nil and 13,613,762 shares authorized, issued and outstanding as of June 30, 2025 and 2024, respectively)	-	3,560,518
Series Pre-A convertible redeemable preferred shares (par value $0.0001 per share, nil and 12,495,712 shares authorized, issued and outstanding as of June 30, 2025 and 2024, respectively)	-	7,843,461
Series A convertible redeemable preferred shares (par value $0.0001 per share, nil and 5,082,112 shares authorized, issued and outstanding as of June 30, 2025 and 2024, respectively)	-	8,811,509
Receivables for Series A convertible redeemable preferred shares	-	(735,496)
Redeemable non-controlling interests	4,651,293	4,584,984
Total mezzanine equity	4,651,293	24,064,976

Shareholders’ deficit
Ordinary shares	7,224	5,072
Additional paid-in capital	34,042,059	-
Accumulated deficit	(40,217,153)	(27,273,366)
Accumulated other comprehensive income	900,287	1,269,726
Total Scage shareholders’ deficit	(5,267,583)	(25,998,568)
Total liabilities, mezzanine equity and shareholders’ deficit	$179,257	$324,842

Unaudited condensed statements of operations and comprehensive loss

	For the years ended June 30,
	2025	2024	2023
Operating loss:
General and administrative expenses	$411,987	$(160,196)	$-
Share of loss from subsidiaries	(13,335,871)	(5,617,007)	(6,437,328)
Total operating loss	(12,923,884)	(5,777,203)	(6,437,328)

Interest expense, net	(19,903)	(37,238)	-
Total other expense, net	(19,903)	(37,238)	-

Loss before income taxes	(12,943,787)	(5,814,441)	(6,437,328)
Income tax expense	-	-	-
Net loss attributable to Scage Future	(12,943,787)	(5,814,441)	(6,437,328)
Accretion of convertible redeemable preferred shares	-	-	(3,177,059)
Accretion for redeemable NCI	-	(1,851,388)	-
Net loss attributable to Scage Future’s ordinary shareholders	(12,943,787)	(7,665,829)	(9,614,387)

Net loss attributable to Scage Future	(12,943,787)	(5,814,441)	(6,437,328)
Other comprehensive loss:
Foreign currency translation difference	(369,439)	57,032	1,162,285
Total comprehensive loss attributable to Scage Future	(13,313,226)	(5,757,409)	(5,275,043)
Accretion of convertible redeemable preferred shares	-	-	(3,177,059)
Accretion for redeemable NCI	-	(1,851,388)	-
Comprehensive loss attributable to Scage Future’s ordinary shareholders	$(13,313,226)	$(7,608,797)	$(8,452,102)

Unaudited condensed statements of cash flows

	For the years ended June 30,
	2025	2024	2023
Cash flows from operating activities:
Net loss attributable to Scage Future	$(12,943,787)	$(5,814,441)	$(6,437,328)
Adjustments to reconcile net loss to net cash provided by operating activities:
Equity in loss of subsidiaries	12,943,787	5,814,441	6,437,328
Net cash provided by operating activities	-	-	-
Net cash used in investing activities	-	-	-
Net cash provided by financing activities	(2,300)	2,665	-
Net change in cash	(2,300)	2,665	-
Cash at beginning of period	2,665	-	-
Cash at end of period	$365	$2,665	$-